Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Estimated fair value		$ 1.3
Maturity date of money market mutual funds and marketable securities	less than 90 days